UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-3835_

Value Line Centurion Fund, Inc.

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2007

Date of reporting period: December 31, 2007

Item I. Reports to Stockholders.

A copy of the Annual Report to Stockholders for the period ended 12/31/07 is included with this Form.

Annual Report
■ Value Line Centurion Fund, Inc.	To Contractowners

Kathy Bramlage,
Portfolio Manager

Objective:
Long-term growth of capital

Inception Date:
November 15, 1983

Net Assets at December 31, 2007:
$291,948,575

Portfolio Composition at December 31, 2007:
(Percentage of Total Net Assets)

An Update from Fund Management (Unaudited)

In 2007, the Fund returned 20.72% versus the total return of 5.49% for the S&P 500 Index. Since the Fund’s inception more than 24 years ago, the annual total return has been 10.40%.

Over the past year, the Fund’s quantitative-based model had strong performance during what turned out to be a fairly volatile year. An underweighted position in the financial sector, one of the worst performing areas for the year due to problems in the housing market from subprime mortgage loans, was one of the reasons for the Fund’s strong performance. In addition, the Fund was overweighted in semiconductor and technology sectors, which were strong performers for the year.

In selecting stocks, we rely on the Value Line Timeliness Ranking System, purchasing stocks that are ranked the highest for price appreciation over the next six to twelve months. The system favors stocks that have above-average earnings and stock-price momentum compared with those of the roughly 1,700 stocks in the Value Line Investment Survey. We generally buy stocks when their Timeliness ranking rises to the top category and sell them when their ranking drops out of it.

The views expressed above are those of the Fund’s portfolio manager(s) as of December 31, 2007 and are subject to change without notice. They do not necessarily represent the views of Value Line. The views expressed herein are based on current market conditions and are not intended to predict or guarantee the future performance of any Fund, any individual security, any market or market segment. The composition of the Fund’s portfolio is subject to change. No recommendation is made with any respect to any security discussed herein.

Top Ten Common Stock Holdings (As of 12/31/2007)

Company	Percentage of Total Net Assets
Potash Corporation of Saskatchewan, Inc.	1.13%
Agrium, Inc.	1.11%
Monsanto Co.	1.07%
McDermott International, Inc.	1.05%
ANSYS, Inc.	1.05%
Textron, Inc.	1.05%
Amazon.com, Inc.	1.05%
Robbins & Myers, Inc.	1.04%
Fresh Del Monte Produce, Inc.	1.04%
FTI Consulting, Inc.	1.03%

About information in this report:

•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

•	The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

VALUE LINE CENTURION FUND, INC.	1

Annual Report
■ Value Line Centurion Fund, Inc.	To Contractowners

Sector Weightings vs. Index (As of 12/31/2007) (Unaudited)

Average Annual Total Returns (For periods ended 12/31/2007)

	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 11/15/1983
Value Line Centurion Fund, Inc.	20.72%	11.01%	12.76%	5.33%	10.40%
S&P 500 Index	5.49%	8.62%	12.83%	5.91%	12.23%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

Growth of a Hypothetical $10,000 Investment

To give you a comparison, this chart shows you the performance of a hypothetical $10,000 investment made 10 years ago in the Fund and in the S&P 500 Index. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of dividends.

2	VALUE LINE CENTURION FUND, INC.

Annual Report
■ Value Line Centurion Fund, Inc.	To Contractowners

Fund Expenses (Unaudited)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested on July 1, 2007 and held for six months ended December 31, 2007.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000	$1,083.71	$4.15	0.79%
Hypothetical (5% return before expenses)	$1,000	$1,021.22	$4.02	0.79%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the Fund’s most recent fiscal half-year). This expense ratio may differ from the expense ratio shown in the financial highlights.

VALUE LINE CENTURION FUND, INC.	3

■ Value Line Centurion Fund, Inc.

Schedule of Investments

December 31, 2007

Common Stocks — 96.8%

Shares		Value
Aerospace/Defense — 1.9%
441,000	Bombardier, Inc. Class B *	$2,646,888
21,000	Precision Castparts Corp.	2,912,700
		5,559,588
Auto Parts — 0.9%
125,000	LKQ Corp. *	2,627,500
Beverage–Soft Drink — 2.0%
48,000	Coca-Cola Co. (The)	2,945,760
90,000	PepsiAmericas, Inc.	2,998,800
		5,944,560
Biotechnology — 0.9%
29,000	Invitrogen Corp. *	2,708,890
Building Materials — 2.8%
46,000	Dynamic Materials Corp.	2,709,400
18,000	Fluor Corp.	2,622,960
29,000	Jacobs Engineering Group, Inc. *	2,772,690
		8,105,050
Chemical–Basic — 2.3%
45,000	Agrium, Inc.	3,249,450
23,000	Potash Corporation of Saskatchewan, Inc.	3,311,080
		6,560,530
Chemical–Diversified — 1.1%
28,000	Monsanto Co.	3,127,320
Chemical–Specialty — 1.0%
31,000	Mosaic Co. (The) *	2,924,540
Computer & Peripherals — 4.7%
15,000	Apple, Inc. *	2,971,200
147,000	EMC Corp. *	2,723,910
115,000	Seagate Technology	2,932,500
43,000	Sigma Designs, Inc. *	2,373,600
87,000	Western Digital Corp. *	2,628,270
		13,629,480
Computer Software & Services — 5.8%
74,000	ANSYS, Inc. *	3,068,040
75,000	BMC Software, Inc. *	2,673,000
106,000	CA, Inc.	2,644,700
104,000	Jack Henry & Associates, Inc.	2,531,360
81,000	Microsoft Corp.	2,883,600
132,000	Oracle Corp. *	2,980,560
		16,781,260
Diversified Companies — 3.1%
52,000	McDermott International, Inc. *	3,069,560
43,000	Textron, Inc.	3,065,900
32,000	Valmont Industries, Inc.	2,851,840
		8,987,300
Drug — 6.7%
31,000	Covance, Inc. *	2,685,220
67,000	LifeCell Corp. *	2,888,370
47,000	Merck & Co., Inc.	2,731,170
46,000	Novo Nordisk A/S ADR	2,983,560
47,000	Onyx Pharmaceuticals, Inc. *	2,614,140
60,000	OSI Pharmaceuticals, Inc. *	2,910,600
81,000	Perrigo Co.	2,835,810
		19,648,870
Educational Services — 3.6%
36,000	Apollo Group, Inc. Class A *	$2,525,400
53,000	DeVry, Inc.	2,753,880
120,000	Learning Tree International, Inc. *	2,755,200
15,000	Strayer Education, Inc.	2,558,700
		10,593,180
Electrical Equipment — 1.8%
88,000	FLIR Systems, Inc. *	2,754,400
26,000	Garmin Ltd.	2,522,000
		5,276,400
Electronics — 1.9%
77,000	Cubic Corp.	3,018,400
30,000	MEMC Electronic Materials, Inc. *	2,654,700
		5,673,100
Entertainment Technology — 2.0%
60,000	Dolby Laboratories, Inc. Class A *	2,983,200
127,000	Zoran Corp. *	2,858,770
		5,841,970
Environmental — 1.0%
48,000	Stericycle, Inc. *	2,851,200
Financial Services–Diversified — 2.0%
88,000	Janus Capital Group, Inc.	2,890,800
59,000	Nasdaq Stock Market, Inc. *	2,919,910
		5,810,710
Food Processing — 1.0%
90,000	Fresh Del Monte Produce, Inc. *	3,022,200
Health Care Information Systems — 1.0%
117,000	Eclipsys Corp. *	2,961,270
Industrial Services — 1.0%
49,000	FTI Consulting, Inc. *	3,020,360
Information Services — 0.9%
43,000	IHS, Inc. Class A *	2,604,080
Insurance–Life — 1.0%
46,000	AFLAC, Inc.	2,880,980
Internet — 5.0%
33,000	Amazon.com, Inc. *	3,057,120
85,000	eBay, Inc. *	2,821,150
106,700	Global Sources Ltd. *	3,011,074
4,000	Google, Inc. Class A *	2,765,920
25,000	Priceline.com, Inc. *	2,871,500
		14,526,764
Machinery — 7.9%
41,000	AGCO Corp. *	2,787,180
30,000	Bucyrus International, Inc. Class A	2,981,700
44,000	CNH Global N.V.	2,896,080
32,000	Deere & Co.	2,979,840
29,000	Flowserve Corp.	2,789,800
38,000	Lindsay Corp.	2,686,220
61,000	Manitowoc Company, Inc. (The)	2,978,630
40,000	Robbins & Myers, Inc.	3,025,200
		23,124,650
Medical Services — 0.9%
31,000	WellPoint, Inc. *	2,719,630

4	See notes to financial statements.

■ Value Line Centurion Fund, Inc.

Schedule of Investments (Continued)

December 31, 2007

Shares		Value
Medical Supplies — 4.7%
55,000	ArthroCare Corp. *	$2,642,750
42,000	Charles River Laboratories International, Inc. *	2,763,600
46,000	IDEXX Laboratories, Inc. *	2,696,980
9,000	Intuitive Surgical, Inc. *	2,920,500
51,000	Kinetic Concepts, Inc. *	2,731,560
		13,755,390
Metals & Mining Diversified — 2.9%
83,000	AMCOL International Corp.	2,990,490
37,000	BHP Billiton Ltd. ADR	2,591,480
27,000	Southern Copper Corp.	2,838,510
		8,420,480
Natural Gas–Diversified — 2.0%
50,000	Southwestern Energy Co. *	2,786,000
83,000	Williams Companies, Inc. (The)	2,969,740
		5,755,740
Oilfield Services/Equipment — 2.9%
62,000	Cameron International Corp. *	2,984,060
22,000	Core Laboratories N.V. *	2,743,840
39,000	National-Oilwell Varco, Inc. *	2,864,940
		8,592,840
Packaging & Container — 1.9%
61,000	Owens-Illinois, Inc. *	3,019,500
93,000	Packaging Corp. of America	2,622,600
		5,642,100
Paper & Forest Products — 0.8%
155,000	Glatfelter	2,373,050
Pharmacy Services — 1.0%
41,000	Express Scripts, Inc. *	2,993,000
Power — 1.0%
22,000	SunPower Corp. Class A *	2,868,580
Precision Instrument — 2.8%
68,000	Axsys Technologies, Inc. *	2,492,200
85,000	National Instruments Corp.	2,833,050
35,000	Waters Corp. *	2,767,450
		8,092,700
Retail–Automotive — 1.0%
66,000	Copart, Inc. *	2,808,300
Retail–Special Lines — 2.8%
51,000	Best Buy Co., Inc.	2,685,150
65,000	Fossil, Inc. *	2,728,700
45,000	GameStop Corp. Class A *	2,794,950
		8,208,800
Securities Brokerage — 1.0%
117,000	Charles Schwab Corp. (The)	2,989,350
Semiconductor — 3.0%
80,000	Cypress Semiconductor Corp. *	2,882,400
87,500	NVIDIA Corp. *	2,976,750
85,000	Texas Instruments, Inc.	2,839,000
		8,698,150
Shoe — 1.0%
18,000	Deckers Outdoor Corp. *	2,791,080
Telecommunication Services — 1.0%
30,000	Telefonica S.A. ADR	2,927,700
Telecommunications Equipment — 1.9%
162,000	Foundry Networks, Inc. *	$2,838,240
70,000	Nokia Oyj ADR	2,687,300
		5,525,540
Wireless Networking — 0.9%
24,000	Research In Motion Ltd. *	2,721,600
	Total Common Stocks And Total Investment Securities — 96.8% (Cost $244,431,588)	$282,675,782

Principal Amount		Value
Repurchase Agreements — 3.1%
$9,100,000	With Morgan Stanley, 0.95%, dated 12/31/07, due 1/2/08, delivery value $9,100,480 (collateralized by $6,515,000 U.S. Treasury Notes 9.125%, due 5/15/18, with a value of $9,291,817)	$9,100,000
	Total Repurchase Agreements (Cost $9,100,000)	9,100,000
Cash And Other Assets In Excess Of Liabilities — (0.1%)		172,793
Net Assets — 100.0%		$291,948,575
Net Asset Value Per Outstanding Share ($291,948,575 ÷ 13,670,817 shares outstanding)		$21.36

*	Non-income producing.
ADR	American Depositary Receipt

See notes to financial statements.	5

■  Value Line Centurion Fund, Inc.

Statement of Assets and Liabilities
December 31, 2007

ASSETS:
Investment securities, at value (cost — $244,431,588)	$282,675,782
Repurchase agreements (cost — $9,100,000)	9,100,000
Cash	31,114
Receivable for securities sold	8,315,176
Interest and dividends receivable	160,369
Receivable for capital shares sold	39,240
Total Assets	300,321,681
LIABILITIES:
Payable for securities purchased	7,935,651
Payable for capital shares repurchased	235,809
Accrued expenses:
Advisory fee	124,999
Service and distribution plan fees	62,507
Directors’ fees and expenses	5,035
Other	9,105
Total Liabilities	8,373,106
Net Assets	$291,948,575
NET ASSETS CONSIST OF:
Capital stock, at $1.00 par value
(authorized 50,000,000, outstanding
13,670,817 shares)	$13,670,817
Additional paid-in capital	195,794,775
Accumulated net realized gain on investments	44,238,789
Net unrealized appreciation of investments	38,244,194
Net Assets	$291,948,575
Net Asset Value Per Outstanding Share
($291,948,575 ÷ 13,670,817 shares outstanding)	$21.36

Statement of Operations

For the Year Ended
December 31, 2007

INVESTMENT INCOME:
Dividends(net of foreign withholding tax of $25,947)	$1,642,688
Interest	364,221
Total Income	2,006,909
Expenses:
Advisory fee	1,441,520
Service and distribution plan fees	1,153,216
Auditing and legal fees	81,225
Custodian fees	50,291
Directors’ fees and expenses	21,699
Printing	2,600
Other	4,401
Total Expenses Before Custody Credits and Waivers	2,754,952
Less: Service and Distribution Plan Fees Waived	(486,071)
Less: Custody Credits	(4,590)
Net Expenses	2,264,291
Net Investment Loss	(257,382)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN EXCHANGE TRANSACTIONS:
Net realized gain	44,471,759
Change in net unrealized appreciation/(depreciation)	9,887,849
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	54,359,608
NET INCREASE IN NET ASSETS FROM OPERATIONS	$54,102,226

6	See notes to financial statements.

■  Value Line Centurion Fund, Inc.

Statement of Changes in Net Assets

	Years Ended December 31,
	2007	2006
Operations:
Net investment loss	$(257,382)	$(742,963)
Net realized gain on investments	44,471,759	21,464,140
Change in net unrealized appreciation/(depreciation)	9,887,849	(9,100,122)
Net increase in net assets from operations	54,102,226	11,621,055
Distributions to Shareholders:
Net realized gains	(19,936,538)	(25,263,799)
Capital Share Transactions:
Proceeds from sale of shares	10,351,433	7,978,268
Proceeds from reinvestment of dividends and distributions to shareholders	19,936,538	25,263,799
Cost of shares repurchased	(56,341,129)	(61,580,675)
Net decrease from capital share transactions	(26,053,158)	(28,338,608)
Total Increase/(Decrease) in Net Assets	8,112,530	(41,981,352)

NET ASSETS:
Beginning of year	283,836,045	325,817,397
End of year	$291,948,575	$283,836,045

See notes to financial statements.	7

■  Value Line Centurion Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

	Years Ended December 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of year	$18.96	$20.07	$20.24	$18.15	$15.19
Income from investment operations:
Net investment loss	(0.02)	(0.05)	(0.08)	(0.05)	(0.03)
Net gain/(loss) on securities (both realized and unrealized)	3.89	0.63	1.88	2.14	2.99
Total from investment operations	3.87	0.58	1.80	2.09	2.96
Less distributions:
Distributions from net realized gains	(1.47)	(1.69)	(1.97)	—	—
Net asset value, end of year	$21.36	$18.96	$20.07	$20.24	$18.15
Total return*	20.72%	3.85%	9.13%	11.51%	19.49%
Ratios/supplemental data:
Net assets, end of year (in thousands)	$291,949	$283,836	$325,817	$350,409	$355,435
Ratio of expenses to average net assets (1)	0.96%	0.98%	0.96%	0.95%	0.99%
Ratio of expenses to average net assets (2)	0.79%	0.89%	0.96%	0.95%	0.99%
Ratio of net investment loss to average net assets	(0.09)%	(0.24)%	(0.39)%	(0.27)%	(0.19)%
Portfolio turnover rate	200%	220%	219%	187%	129%

*	Total returns do not reflect the effects of charges deducted under the terms of GIAC’s variable contracts. Including such charges would reduce the total returns for all years shown.
(1)	Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of a portion of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets net of custody credits, but exclusive of the waiver of a portion of the service and distribution plan fees by the Distributor, would have been 0.95% for the year ended December 31, 2007 and would not have changed for the other years shown.
(2)	Ratio reflects expenses net of the waiver of a portion of the service and distribution plan fees by the Distributor and net of the custody credit arrangement.

8	See notes to financial statements.

■  Value Line Centurion Fund, Inc.

Notes to Financial Statements

December 31, 2007

1.    Significant Accounting Policies

Value Line Centurion Fund, Inc. (the “Fund”) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, whose primary investment objective is long-term growth of capital. The Fund’s portfolio will usually consist of common stocks ranked 1 or 2 for year-ahead performance by the Value Line Investment Survey, one of the nation’s major investment advisory services.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation

Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase, are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

(B) Repurchase Agreements

In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation” or “FIN 48”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. As of December 31, 2007, management has reviewed the tax positions for the tax years still subject to tax audit under the statute of limitations, evaluated the implication of FIN 48, and determined that there is no impact to the Fund’s financial statements at this time.

(D) Dividends and Distributions

It is the Fund’s policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized

■  Value Line Centurion Fund, Inc.

Notes to Financial Statements (Continued)

December 31, 2007

by the Fund, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Fund at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Directors.

(E) Securities Transactions and Income

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments, adjusted for amortization of discount and premium, if applicable, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

(F) Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange on the valuation date. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/ (loss) on investments and changes in unrealized appreciation/(depreciation) on investments.

(G) Representations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(H) Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

2.	Capital Share Transactions, Dividends and Distributions

Shares of the Fund are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc. (GIAC). Transactions in capital stock were as follows:

	Year Ended December 31, 2007	Year Ended December 31, 2006
Shares sold	507,061	392,891
Shares issued in reinvestment of dividends and distributions	971,566	1,482,617
Shares repurchased	(2,781,422)	(3,135,375)
Net decrease	(1,302,795)	(1,259,867)
Distributions per share from net realized gains	$1.47	$1.69

3.    Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term investments, were as follows:

Year Ended December 31, 2007
PURCHASES:
Investment Securities	$559,875,423
SALES:
Investment Securities	$607,414,412

■  Value Line Centurion Fund, Inc.

Notes to Financial Statements (Continued)

December 31, 2007

4.    Income Taxes

At December 31, 2007, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$253,534,763
Gross tax unrealized appreciation	$41,773,737
Gross tax unrealized depreciation	(3,532,718)
Net tax unrealized appreciation on investments	$38,241,019
Undistributed ordinary income	$33,768,915
Undistributed long-term gains	$10,473,049

The differences between book and tax basis unrealized appreciation/(depreciation) on investments is primarily attributed to wash sale loss deferrals.

The tax composition of distributions to shareholders for the year ended December 31, 2007 and December 31, 2006 were as follows:

	2007	2006
Ordinary income	$1,921,030	$8,593,152
Long-term capital gain	18,015,508	16,670,647
	$19,936,538	$25,263,799

Permanent book-tax differences relating to the current year were reclassified within the composition of the net asset accounts. The Fund decreased accumulated net investment loss on investments by $257,382 and decreased accumulated net realized gain on investments by $257,382. Net assets are not affected by this reclassification. These reclasses were primarily due to differing treatments of net operating losses for tax purposes.

5.	Investment Advisory Fee, Service and Distribution Fees and Transactions with Affiliates

An advisory fee of $1,441,520 was paid or payable to Value Line, Inc. (the “Adviser”), the Fund’s investment adviser, for the year ended December 31, 2007. This was computed at the rate of 1/2 of 1% of the average daily net assets of the Fund during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the funds’ respective net assets. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, in advertising marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.40% of the Fund’s average daily net assets. For the year ended December 31, 2007, fees amounting to $1,153,216, before fee waivers, were accrued under the Plan. Effective May 23, 2006 the Distributor voluntarily waived 0.15% of the 12b-1 fee. Effective May 1, 2007, the Distributor contractually agreed to continue to waive 0.15% of the Fund’s 12b-1 fee for a one year period. The fees waived amounted to $486,071. The Distributor has no right to recoup previously waived amounts.

For the year ended December 31, 2007, the Fund’s expenses were reduced by $4,590 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

■  Value Line Centurion Fund, Inc.

Report of Independent Registered
Public Accounting Firm

To the Board of Directors and Shareholders of
Value Line Centurion Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Centurion Fund, Inc. (the “Fund”) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 15, 2008

■  Value Line Centurion Fund, Inc.

Federal Tax Status of Distributions (Unaudited)

For corporate taxpayers 50.79% of the ordinary income distributions paid during the calendar year 2007, qualify for the corporate dividends received deductions. During the calendar year 2007, 54.44% of the ordinary income distribution are treated as qualified dividends. During the calendar year 2007, the Fund distributed $18,015,508 of long-term capital gain to its shareholders.

■  Value Line Centurion Fund, Inc.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

■  Value Line Centurion Fund, Inc.

Management Information

The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director

Interested Director*

Jean Bernhard Buttner Age 73	Chairman of the Board of Directors and President	Since 1983
Chairman, President and Chief Executive Officer of Value Line, Inc. (the “Adviser”) and Value Line Publishing, Inc.; Chairman and President of each of the 14 Value Line Funds and Value Line Securities Inc. (the “Distributor”).
Value Line, Inc.

Non-Interested Directors

John W. Chandler 116 North Hemlock Lane Williamstown, MA 01267 Age 84	Director (Lead Independent Director Since 2007)	Since 1991	Consultant, Academic Search Consultation Service, Inc. (1994-2004); Trustee Emeritus and Chairman (1993-1994) of the Board of Trustees of Duke University; President Emeritus, Williams College.	None

Frances T. Newton 4921 Buckingham Drive Charlotte, NC 28209 Age 66	Director	Since 2000	Retired. Customer Support Analyst, Duke Power Company, until April 2007.	None

Francis Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 76	Director	Since 2000
Professor of History, Williams College, (1961 to 2002) Professor Emeritus since 2002. Professor Emeritus since 1994 and President, (1985-1994); Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005. National Humanities Center.
None

David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 72	Director	Since 1997	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, (1987-1998).	None

Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 68	Director	Since 1983	Chairman, Institute for Political Economy.	None

Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 58	Director	Since 1996	Senior Financial Advisor, Veritable, L.P. (Investment Advisor) Since 2004; Senior Financial Advisor, Hawthorn, (2001-2004).	None

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s directors and is available, without charge, upon request by calling 1-800-221-3532.

*	Mrs. Buttner is an “interested person” as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

■  Value Line Centurion Fund, Inc.

Management Information (Continued)

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years

Officers

David T. Henigson Age 50	Vice President, Secretary and Chief Compliance Officer	Since 1994
Director, Vice President and Chief Compliance Officer of the Adviser. Director and Vice President of the Distributor. Vice President, Secretary and Chief Compliance Officer of each of the 14 Value Line Funds.

Stephen R. Anastasio Age 48	Treasurer	Since 2005	Corporate Controller of the Adviser until 2003; Chief Financial Officer of the Adviser, (2003-2005); Treasurer of the Adviser since 2005, Treasurer of each of the 14 Value Line Funds.

Howard A. Brecher Age 53	Assistant Secretary, Assistant Treasurer	Since 2005	Director, Vice President and Secretary of the Adviser, Director and Vice President of the Distributor.

Item 2. Code of Ethics

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

(f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

(2) The Registrant’s Board has designated John W. Chandler, a member of the Registrant’s Audit Committee, as the Registrant’s Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an “audit committee financial expert” shall not make such person an "expert" for any purpose, including without limitation under Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees 2007 - $53,877

(b) Audit-Related fees – None.

(c) Tax Preparation Fees 2007 -$3,507

(d) All Other Fees – None

(e)	(1)	Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed were pre-approved by the committee.

(e) (2) Not applicable.

(f) Not applicable.

(g) Aggregate Non-Audit Fees 2007 -$3,507

(h) Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)	Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

(b)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2)	Certification persuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	Jean B. Buttner
Jean B. Buttner, President

Date: February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	Jean B. Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	Stephen R. Anastasio
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date: February 29, 2008